Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Overview

During the first quarter of 2015, we undertook the financing transactions described below in connection with certain internal reorganizations of our broadband and wireless communications businesses in Europe. These internal reorganizations include:

•
the transfer on February 12, 2015 of a controlling interest in UPC Broadband Ireland Ltd. and its subsidiaries from a subsidiary of UPC Holding to a subsidiary of Virgin Media (the UPC Ireland Transfer), with the remaining noncontrolling interest transferred to another subsidiary of Liberty Global outside the UPC Holding borrowing group; and

•
the planned first quarter 2015 internal reorganization of our broadband and wireless communications businesses in the Netherlands (the NL Reorganization), pursuant to which UPC Nederland and Ziggo and/or their successor companies and their subsidiaries will become indirect subsidiaries of Ziggo Group Holding B.V. (Ziggo Group Holding), a wholly-owned subsidiary of Liberty Global that was formed subsequent to December 31, 2014. Currently, UPC Nederland is a wholly-owned subsidiary of UPC Holding.

UPC Ireland Transfer

In contemplation of the UPC Ireland Transfer, certain subsidiaries of Virgin Media issued the following senior notes on January 28, 2015:

•	Virgin Media Secured Finance issued £300.0 million ($467.4 million) principal amount of 5.125% senior secured notes due January 15, 2025 (the 2025 VM 5.125% Senior Secured Notes); and

•
Virgin Media Finance issued (i) $400.0 million principal amount of 5.75% senior notes (the 2025 VM Dollar Senior Notes) and (ii) €460.0 million ($556.6 million) principal amount of 4.50% senior notes (the 2025 VM Euro Senior Notes and, together with the 2025 VM Dollar Senior Notes, the 2025 VM Senior Notes), each of which are due January 15, 2025.

A portion of the proceeds from the 2025 VM 5.125% Senior Secured Notes and the 2025 VM Senior Notes, along with a portion of the Proceeds Loans (as defined and described below) will ultimately be used to redeem (a) the full principal amount of the UPC Holding 8.375% Senior Notes, (b) the full principal amount of the UPCB Finance I Notes and (c) €560.0 million ($677.6 million) principal amount of the UPCB Finance II Notes, including the related redemption premiums.

The 2025 VM 5.125% Senior Secured Notes contain terms that are similar to the VM Senior Secured Notes with respect to ranking and covenant requirements and are guaranteed on the same basis as the VM Senior Secured Notes. The 2025 VM Senior Notes contain terms that are similar to the VM Senior Notes with respect to ranking and covenant requirements and are guaranteed on the same basis as the VM Senior Notes. For more information, see note 10.

Subject to the circumstances described below, the 2025 VM 5.125% Senior Secured Notes and the 2025 VM Senior Notes are non-callable until January 15, 2020. At any time prior to January 15, 2020, Virgin Media Secured Finance or Virgin Media Finance (as applicable) may redeem some or all of the 2025 VM 5.125% Senior Secured Notes and 2025 VM Senior Notes by paying a “make-whole” premium, which is the present value of all remaining scheduled interest payments to the first call date using the discount rate (as specified in the indenture) as of the redemption date plus 50 basis points.
Virgin Media Secured Finance or Virgin Media Finance (as applicable) may redeem some or all of the 2025 VM 5.125% Senior Secured Notes or the 2025 VM Senior Notes at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the indenture), if any, to the redemption date, if redeemed during the twelve-month period commencing on January 15 of the years set forth below:

	Redemption price
Year	2025 VM 5.125% Senior Secured Notes	2025 VM Dollar Senior Notes	2025 VM Euro Senior Notes

2020	102.563%	102.875%	102.250%
2021	101.708%	101.917%	101.500%
2022	100.854%	100.958%	100.750%
2023 and thereafter	100.000%	100.000%	100.000%

Prior to January 15, 2020, during each 12-month period commencing on the date on which the 2025 VM 5.125% Senior Secured Notes and the 2025 VM Senior Notes are issued, each of Virgin Media Secured Finance or Virgin Media Finance may redeem up to 10% of the principal amount of the 2025 VM 5.125% Senior Secured Notes and the 2025 VM Senior Notes, respectively, at a redemption price equal to 103% of the principal amount thereof plus accrued and unpaid interest up to (but excluding) the redemption date.

In addition, for a period of six months from the date on which the 2025 VM 5.125% Senior Secured Notes and the 2025 VM Senior Notes are issued, Virgin Media Secured Finance or Virgin Media Finance may redeem the 2025 VM 5.125% Senior Secured Notes and the 2025 VM Senior Notes, respectively, at par.

If Virgin Media Secured Finance or Virgin Media Finance (as applicable) or the restricted subsidiaries (as specified in the indenture) sell certain assets, Virgin Media Secured Finance or Virgin Media Finance must offer to repurchase the 2025 VM 5.125% Senior Secured Notes or the 2025 VM Senior Notes, as applicable, at par, or if Virgin Media Communications or certain of its subsidiaries experience changes in control (as specified in the indenture) Virgin Media Secured Finance or Virgin Media Finance (as applicable) must offer to repurchase the 2025 VM 5.125% Senior Secured Notes and the 2025 VM Senior Notes at a redemption price of 101%.

NL Reorganization

In contemplation of the NL Reorganization, we formed two special purpose financing entities, Ziggo Bond Finance B.V. (Ziggo Bond Finance) and its subsidiary, Ziggo Secured Finance B.V. (Ziggo Secured Finance and, together with Ziggo Bond Finance, the Ziggo SPEs) for the primary purpose of facilitating (i) the issuance of the Ziggo SPE Notes and (ii) the creation of the New Ziggo Credit Facility (each as defined and described below). The Ziggo SPEs are wholly-owned by a Dutch foundation.

Ziggo SPE Notes. On January 29, 2015, Ziggo Bond Finance issued (i) $400.0 million aggregate principal amount of 5.875% senior notes (the Ziggo 2025 Dollar Senior Notes) and (ii) €400.0 million ($484.0 million) aggregate principal amount of 4.625% senior notes (the Ziggo 2025 Euro Senior Notes and, together with the Ziggo 2025 Dollar Senior Notes, the Ziggo 2025 Senior Notes), in each case due January 15, 2025.

On February 4, 2015, Ziggo Secured Finance issued €800.0 million ($968.1 million) aggregate principal amount of 3.750% senior secured notes (the Ziggo 2025 Senior Secured Notes and, together with the Ziggo 2025 Senior Notes, the Ziggo SPE Notes) due January 15, 2015.

Pending consummation of the NL Reorganization, the net proceeds of the Ziggo SPE Notes (the Escrowed Proceeds) were placed into certain escrow accounts. The release of the Escrowed Proceeds is subject to the satisfaction of certain conditions, including the certification that the NL Reorganization will be consummated within three business days following the release of the Escrowed Proceeds. If the conditions to the release of the Escrowed Proceeds have not been satisfied on or prior to July 31, 2015, the Ziggo SPE Notes will be subject to a special mandatory redemption (the Special Mandatory Redemption) at a redemption price equal to 100% of the aggregate initial issue price of the Ziggo SPE Notes plus accrued and unpaid interest from the issue date to such special mandatory redemption date and additional amounts, as specified in the applicable indenture, if any.
Upon release of the Escrowed Proceeds (i) Ziggo Secured Finance will use the proceeds of the Ziggo 2025 Senior Secured Notes to fund one or more proceeds loans denominated in euro, in an aggregate amount equal to the principal amount of the Ziggo 2025 Senior Secured Notes (the Senior Secured Proceeds Loans) to one or two subsidiaries of Ziggo Group Holding in such capacity a Senior Secured Proceeds Loan Borrower), subject to the terms of a senior secured proceeds loan facility (the Senior Secured Proceeds Loan Facility) and (ii) Ziggo Bond Finance will use the proceeds of the Ziggo 2025 Senior Notes to fund one or more proceeds loans denominated in U.S. dollars, in an amount equal to the principal amount of the Ziggo 2025 Dollar Senior Notes, and one or more proceeds loans denominated in euro, in an amount equal to the principal amount of the Ziggo 2025 Euro Senior Notes (together, the Senior Proceeds Loans, and along with the Senior Secured Proceeds Loans, the Proceeds Loans) to one or two subsidiaries of Ziggo Group Holding (each in such capacity a Senior Proceeds Loan Borrower, and together with the Senior Secured Proceeds Loan Borrowers, the Proceeds Loan Borrowers), subject to the terms of a senior proceeds loan facility. A portion of the proceeds from the Proceeds Loans, along with a portion of the 2025 VM 5.125% Senior Secured Notes and the 2025 VM Senior Notes, will ultimately be used to redeem (a) the full principal amount of the UPC Holding 8.375% Senior Notes, (b) the full principal amount of the UPCB Finance I Notes and (c) €560.0 million ($677.6 million) principal amount of the UPCB Finance II Notes, including the related redemption premiums.

Each of the Ziggo SPEs is dependent on payments from the applicable Proceeds Loan Borrowers in order to service its payment obligations under the applicable Ziggo SPE Notes. None of the Proceeds Loan Borrowers or any of their respective subsidiaries guarantee or provide any credit support for the Ziggo SPEs’ obligations under the Ziggo SPE Notes, however certain subsidiaries of Ziggo Group Holding agreed to be bound by the covenants in the indentures governing the Ziggo SPE Notes. Although the Proceeds Loan Borrowers have no equity or voting interest in any of the Ziggo SPEs, each of the Proceeds Loans creates a variable interest in the respective Ziggo SPE for which the applicable Proceeds Loan Borrower is the primary beneficiary, as contemplated by GAAP. As such, the Proceeds Loan Borrowers and their parent entities, including Ziggo Group Holding and Liberty Global, are required by the provisions of GAAP to consolidate the Ziggo SPEs. Accordingly, the amounts outstanding under the Proceeds Loans will be eliminated in Liberty Global’s consolidated financial statements.

Subject to the Special Mandatory Redemption and the circumstances described above, the Ziggo SPE Notes are non-callable until January 15, 2020. At any time prior to January 15, 2020, Ziggo Secured Finance or Ziggo Bond Finance may redeem some or all of the Ziggo SPE Notes (as applicable) by paying a “make-whole” premium, which is the present value of all remaining scheduled interest payments to the first call date using the discount rate (as specified in the applicable indenture) as of the redemption date plus 50 basis points.

Ziggo Secured Finance or Ziggo Bond Finance may redeem some or all of the Ziggo SPE Notes (as applicable) at the following redemption prices (expressed as a percentage of the principal amount) plus accrued and unpaid interest and additional amounts (as specified in the applicable indenture), if any, to the redemption date, if redeemed during the twelve-month period commencing on January 15 of the years set forth below:

	Redemption price
Year	Ziggo 2025 Dollar Senior Notes	Ziggo 2025 Euro Senior Notes	Ziggo 2025 Senior Secured Notes

2020	102.938%	102.313%	101.875%
2021	101.958%	101.542%	101.250%
2022	100.979%	100.771%	100.625%
2023 and thereafter	100.000%	100.000%	100.000%

Prior to January 15, 2020, the Proceeds Loan Borrowers may instruct the applicable Ziggo SPE during each 12-month period commencing on the date on which the Ziggo 2025 Senior Secured Notes are issued, to redeem up to 10% of the principal amount of the Ziggo 2025 Senior Secured Notes at a redemption price equal to 103% of the principal amount thereof plus accrued and unpaid interest up to (but excluding) the redemption date.

If Ziggo Secured Finance or Ziggo Bond Finance or the restricted subsidiaries experience changes in control (as specified in the applicable indenture) Ziggo Secured Finance or Ziggo Bond Finance (as applicable) must offer to repurchase the Ziggo SPE Notes at a redemption price of 101%.

The call provisions, maturity and applicable interest rate for each of the Proceeds Loans will be substantially the same as those of the applicable series of the Ziggo SPE Notes described above.

The Ziggo 2025 Senior Notes are senior obligations of Ziggo Bond Finance that rank equally in right of payment with all existing and future senior debt of Ziggo Bond Finance and senior to all existing and future subordinated debt of Ziggo Bond Finance that is not subordinated to the Ziggo 2025 Senior Notes. The Ziggo 2025 Senior Secured Notes are senior obligations of Ziggo Secured Finance that rank equally in right of payment with all existing and future senior debt of Ziggo Secured Finance and are senior to all existing and future subordinated debt of Ziggo Secured Finance that is not subordinated to the Ziggo 2025 Senior Secured Notes. Upon the release of the Escrowed Proceeds, the Ziggo SPE Notes will be secured by a first-ranking security interest over (i) all of the issued shares of the applicable Ziggo SPE and (ii) the applicable Ziggo SPE’s rights to and benefits from the applicable Proceeds Loans.

The Senior Secured Proceeds Loans will be senior obligations of the Senior Secured Proceeds Loan Borrowers. The Senior Secured Proceeds Loans will rank equally with all existing and future senior debt of the Senior Secured Proceeds Loan Borrowers and senior to all future subordinated debt of the Senior Secured Proceeds Loan Borrowers. The obligations of a Senior Secured Proceeds Loan Borrower under a Senior Secured Proceeds Loan will be guaranteed on a senior secured basis by the other Senior Secured Proceeds Loan Borrower that is not a borrower of such Senior Secured Proceeds Loan.

The Senior Proceeds Loans will be senior obligations of the Senior Proceeds Loan Borrowers. The Senior Proceeds Loans will rank equally with all existing and future senior debt of the Senior Proceeds Loan Borrowers and senior to all future subordinated debt of the Senior Proceeds Loan Borrowers. The obligations of a Senior Proceeds Loan Borrower under a Senior Proceeds Loan will be guaranteed on a senior basis by the other Senior Proceeds Loan Borrower that is not a borrower of such Senior Proceeds Loan.

New Ziggo Credit Facility. In connection with the NL Reorganization, lenders under the existing Facility AG under the UPC Broadband Holding Bank Facility agreed to roll €684.2 million ($827.9 million) into a new euro denominated term loan (Facility AJ) under the UPC Broadband Holding Bank Facility. The terms of Facility AJ will be substantially the same as the terms of Facility AG, except that the terms of Facility AJ will provide for the rollover of Facility AJ, upon completion of the NL Reorganization, into new term loans (the SPV Term Loans) under a new senior secured credit facility with Ziggo Secured Finance as the borrower (the New Ziggo Credit Facility). If the NL Reorganization is completed, Facility AJ will roll into the SPV Term Loans on a cashless basis (the SPV Credit Facility Rollover).  As a result of the SPV Credit Facility Rollover, one or more receivables will be created owing from UPC Nederland to Ziggo Secured Finance. These receivables will be funded on a cashless basis as one or more facilities (the Rollover Loans) subject to the terms of the Senior Secured Proceeds Loan Facility. The New Ziggo Credit Facility, if entered into, will rank equally with the Ziggo 2025 Senior Secured Notes, including with respect to the proceeds of enforcement of the Notes Collateral, and the Rollover Loans will rank equally with the Senior Secured Proceeds Loans.